Contingencies and Commitments (Details 2) - 12 months ended Dec. 31, 2019 $ in Thousands, $ in Thousands	CLP ($)	USD ($)
Legal proceeding one [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Comercial CCU S.A.
Court	Court of Appeal.
Description	Debt payment lawsuit.
Status	Opposition to execution is pending.
Estimated accrued loss contingency	$ 42,126
Legal proceeding two [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Embotelladoras Chilenas Unidas S.A.
Court	Court of Appeal.
Description	Debt payment lawsuit.
Status	Opposition to execution is pending.
Estimated accrued loss contingency	$ 101,377
Legal proceeding three [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Labor Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency		$ 15,000
Legal proceeding four [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Commercial Court.
Description	Distributor claim for to the termination of distribution agreement.
Status	Evidentiary stage.
Estimated accrued loss contingency		24,000
Legal proceeding five [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Labor Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency		37,000
Legal proceeding six [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Labor Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency		33,000
Legal proceeding seven [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Labor Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency		15,000
Legal proceeding eight [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Labor Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency		35,000
Legal proceeding nine [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Tax Court.
Description	Several Tax claims.
Status	Evidentiary stage.
Estimated accrued loss contingency		202,000
Legal proceeding ten [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Sáenz Briones & Cía. S.A.I.C.
Court	Labor Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency		$ 40,000